Related Party Disclosures	3 Months Ended
Dec. 31, 2023
Disclosure of Related Party Explanatory [Abstract]
Related Party Disclosures

20. RELATED PARTY DISCLOSURES

In the course of the Company’s ordinary business activities, the Company enters into related party transactions with its shareholders and key management personnel.

Parent and ultimate controlling party

The ultimate controlling party of the Company is L Catterton.

Transactions with key management personnel

Key management compensation

Key management personnel for the periods presented consisted of our Chief Executive Officer, Chief Financial Officer, Chief Communications Officer, Chief Legal Officer, Chief Product Officer, Chief Sales Officer, Chief Technical Operations Officer, President Europe, President Americas and the Board of Directors. Key management compensation is comprised of the following:

	Three months ended December 31,
(In thousands of Euros)	2023	2022
Short-term employee benefits	3,937	4,379
Long-term employee benefits	—	62
Post-employment benefits	278	189
Share-based compensation expenses	2,952	—
Total	7,167	4,631

The Company paid personal income taxes of €6.8 million in December 2023 for the fully vested MIP program on behalf of key management personnel. As of December 31, 2023, the Company has a receivable of this amount recorded in non-current 'Other Assets', because the key management personnel will subsequently reimburse the Company.

Key management personnel transactions

The Company maintains a long-term business relationship related to the production of advertising content with a model agency, owned by a family member of our Chief Executive Officer. The Company incurred marketing expenses in the amount of €0.1 million during the three months ended December 31, 2022. No expenses were recognized for the three months ended December 31, 2023.

The Company leased administrative buildings from Ockenfels Group GmbH & Co. KG (“Ockenfels”), an entity managed by our Chief Executive Officer and controlled by the predecessor shareholders, AB-Beteiligungs GmbH and CB Beteiligungs GmbH & Co. KG, and made lease payments (equivalent to the expenses for the period) in the amount of €0.1 million during the three months ended December 31, 2023 and €0.1 million during the three months ended December 31, 2022. The lease liability amounted to €1.8 million and €2.0 million as of December 31, 2023 and December 31, 2022, respectively.

As of September 30, 2023, the Company had outstanding receivables of €2.5 million against Ockenfels. As of December 31, 2023, there is no longer a material outstanding balance against Ockenfels.

Other related party transactions

Transactions with other related parties primarily consisted of consulting fees for management services provided by and expenses reimbursed to L Catterton Management Company LLC and related entities controlled by the shareholders of the Company. During the three months ended December 31, 2023 and December 31, 2022, consulting fees and cost reimbursement of €0.1 million and €0.1 million, respectively, were recognized as expenses.

As of December 31, 2023, the Company has a lease liability of €0.1 million owed to CB Beteiligungs GmbH & Co. KG. As of September 30, 2023, the corresponding lease liability amounted to €0.1 million.

As described in Note 12, in October 2023 the Company entered into the TRA with the pre-IPO shareholder MidCo. There were no payments made under the TRA during the three months ended December 31, 2023. The outstanding balance of the TRA liability as of December 31, 2023 was €333.2 million.